Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2005 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2005 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(12.02%)
Since Inception	1.87%	[1]
Fidelity Advisor Freedom Blend 2005 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.81%)
Since Inception	0.76%	[2]
Fidelity Advisor Freedom Blend 2005 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(15.62%)
Since Inception	0.43%	[3]
Fidelity Advisor Freedom Blend 2005 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(17.31%)
Since Inception	0.14%	[4]
Fidelity Advisor Freedom Blend 2005 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.53%)
Since Inception	(1.00%)	[4]
Fidelity Advisor Freedom Blend 2005 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.93%)
Since Inception	(0.17%)	[4]
Fidelity Advisor Freedom Blend 2005 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(12.10%)
Since Inception	1.77%	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%
F0556
Average Annual Return:
Past 1 year	(11.46%)
Since Inception	2.08%

[1]	E From August 31, 2018
[2]	C From August 31, 2018
[3]	B From August 31, 2018
[4]	A From August 31, 2018
[5]	D From August 31, 2018